Inventory Purchase Commitments (Tables)	12 Months Ended
Dec. 31, 2016
Inventory Purchase Commitments Disclosure [Abstract]
Purchase Commitment, Excluding Long-term Commitment [Table Text Block]
The following table presents the movement of the liability for inventory purchase commitment:

	Year ended December 31,
	2014	2015	2016
	RMB	RMB	RMB	US$

Beginning balance	(1,244,743)	(1,244,743)	(1,322,448)	(190,472)
Additions	—	(77,705)	(90,300)	(13,006)
Ending balance	(1,244,743)	(1,322,448)	(1,412,748)	(203,478)

Schedule Of Reserve Against Inventory Purchase Prepayment [Table Text Block]
The following table presents the movement of the reserve against inventory purchase prepayments for Supplier C:

	Year ended December 31,
	2014	2015	2016
	RMB	RMB	RMB	US$

Beginning balance	(87,134)	(87,134)	(609,184)	(87,741)
Additions	—	(522,050)	(10,672)	(1,537)
Ending balance	(87,134)	(609,184)	(619,856)	(89,278)